Prepayments and Other Receivables, Net - Schedule of Prepayments and Other Receivables, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Deposits	¥ 59,809		¥ 41,493
Customer deposits	88,975		83,467
Account receivables	61,104		56,813
Advance to suppliers (2)	88,795		82,710
VAT recoverables	117,874		125,663
Loan to business partners	134,463	$ 17,300	122,531
Cash advanced to staff	41,831		43,556
Others	23,003		27,443
Less: allowance for credit losses	(17,809)		(16,054)
Total	¥ 598,045	$ 81,932	¥ 567,622